Income Taxes (Tables)	12 Months Ended
Oct. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes for the years ended October 31, 2016 and 2015 consisted of (in thousands):

	2016	2015
Current:
Federal	$-	$-
State	(3)	3
Deferred:
Federal	(1,709)	182
State	(692)	181
Impact of change in effective tax rates on deferred taxes	-	-
Change in: valuation allowance	2,404	(363)
	$-	$3

Schedule of Components Of Federal and State Income Tax Expense Benefit

The difference between income taxes computed at the statutory federal rate and the provision for income taxes for 2016 and 2015 related to the following (in thousands, except percentages):

	2016		2015
	Amount	Percent of Pretax income	Amount	Percent of Pretax income
Tax (benefit) at federal statutory rate	$(1,577)	34%	$(1,297)	34%
State income taxes, net of federal income taxes	(695)	15%	184	(5)%
Effect of warrant liability	(84)	2%	526	(14)%
Effect of other permanent items	144	(3)%	574	(15)%
Change in valuation allowance	2,404	(52)%	(363)	10%
Reduction of deferred benefits	(192)	4%	379	(10)%
	$-	-%	$3	-%

Schedule of Deferred Tax Assets and Liabilities

The components of deferred income tax assets (liabilities) were as follows (in thousands):

	October 31,
	2016	2015
Impairment of development costs	$641	$597
Depreciation and amortization	224	144
Impairment of inventory	-	14
Compensation expense not deductible until options are exercised	1,116	174
All other temporary differences	629	370
Net operating loss carry forward	2,461	1,368
Less valuation allowance	(5,071)	(2,667)
Deferred tax asset	$-	$-